Income taxes - Reconciliation of Federal Statutory Income Tax Provision to Company's Actual Provision (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Benefit at federal statutory tax rate	$ 680,000	$ 648,000	$ 185,000
Unbenefited operating losses	(680,000)	(648,000)	(185,000)
Income tax provision	$ 0	$ 0	$ 0